Balance Sheets - Quarterly (USD $)	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Apr. 23, 2013
CURRENT ASSETS
Cash			$ 80,479
Prepaid expense			800
TOTAL CURRENT ASSETS			81,279
FIXED ASSETS
Computer and office equipment			1,522
Accumulated depreciation			(228)
NET FIXED ASSETS			1,294
TOTAL ASSETS			82,573
LONG-TERM LIABILITY
Accrued payroll tax			1,846
Total Long-Term Liabilities			1,846
TOTAL LIABILITIES			1,846
STOCKHOLDERS' EQUITY
Preferred series A Stock, $1 par value, 21 shares authorized; 0 shares issued and outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized; 0 shares issued and outstanding
Additional paid in capital			985,960
Retained deficit			(919,123)
TOTAL STOCKHOLDERS' EQUITY			80,727
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY			82,573
Quarterly [Member]
CURRENT ASSETS
Cash	132,869		80,479	0
Prepaid expense	276,096		800
TOTAL CURRENT ASSETS	408,965		81,279
FIXED ASSETS
Computer and office equipment	8,034		1,522
Accumulated depreciation	(857)		(228)
NET FIXED ASSETS	7,177		1,294
TOTAL ASSETS	416,143		82,573
Current Liabilities
Accounts Payable	331
TOTAL CURRENT LIABILITIES	331
LONG-TERM LIABILITY
Convertible debentures, net of $130,442 discount	155,076
Accrued payroll tax			1,846
Total Long-Term Liabilities	155,076		1,846
TOTAL LIABILITIES	155,407		1,846
STOCKHOLDERS' EQUITY
Preferred series A Stock, $1 par value, 21 shares authorized; 0 shares issued and outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized; 0 shares issued and outstanding
Common stock to be issued	38,909		13,890
Common stock warrants	66,712
Additional paid in capital	2,078,681		985,960
Common stock subscription receivable	(72)
Debenture subscription receivable	0
Retained deficit	(1,923,494)		(919,123)
TOTAL STOCKHOLDERS' EQUITY	260,732	191,665	80,727
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 416,143		$ 82,573